SUBSEQUENT EVENTS - Acquisition of Harry Kahn Associates, Inc. and Sale of Green Energy Gains (Details) - Subsequent events - USD ($)		1 Months Ended
	Mar. 20, 2026	Apr. 30, 2026
SUBSEQUENT EVENTS
Asset sale consideration	$ 100,000
Consideration receivable in asset sale	50,000
Consideration receivable in asset sale, subject to hold-back provision	$ 50,000
Transition support services	60 days
Harry Kahn Associates, Inc
SUBSEQUENT EVENTS
Business combination, number of shares issued		12,500
Consideration receivable in asset sale		$ 203,072